Share-based payments- Long-Term Incentive Plan (LTIP) - Restricted Stock Units (RSUs) (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-based payments
General and administrative expenses	€ 320	€ 1,891	€ 537	€ 3,221